                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09583

                           UBS Eucalyptus Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                           299 Park Avenue, 29th Floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                            UBS EUCALYPTUS FUND, L.L.C.
                                               FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                    YEAR ENDED
                                                 DECEMBER 31, 2010

                                            UBS EUCALYPTUS FUND, L.L.C.
                                               FINANCIAL STATEMENTS
                           WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                    YEAR ENDED
                                                 DECEMBER 31, 2010

                                                     CONTENTS

Report of Independent Registered Public Accounting Firm..........................................................1

Statement of Assets, Liabilities and Members' Capital............................................................2

Statement of Operations..........................................................................................3

Statements of Changes in Members' Capital........................................................................4

Statement of Cash Flows..........................................................................................5

Financial Highlights.............................................................................................7

Notes to Financial Statements....................................................................................8

Schedule of Portfolio Investments...............................................................................23


                                                   (ERNST & YOUNG LOGO)              Ernst & Young LLP
                                                                                     5 Times Square
                                                                                     New York, New York 10036-6530

                                                                                     Tel: (212) 773-3000

                              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of UBS Eucalyptus Fund, L.L.C.

We have audited the  accompanying  statement of assets,  liabilities and members'  capital of UBS Eucalyptus Fund,
L.L.C.  (the "Fund"),  including the schedule of portfolio  investments,  as of December 31, 2010, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements  and financial  highlights are the  responsibility  of the Fund's management.  Our  responsibility is to express an opinion on these financial  statements and financial  highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting  Oversight Board (United
States).  Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the  financial  statements  and financial  highlights  are free of material  misstatement.  We were not engaged to perform an audit of the Fund's internal  control over financial  reporting.  Our audits included  consideration of internal  control over financial  reporting as a basis for designing audit  procedures that are appropriate in the circumstances,  but not for the  purpose of  expressing  an opinion on the  effectiveness  of the Fund's  internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis,  evidence  supporting  the amounts and the  disclosures  in the  financial  statements  and  financial highlights,  assessing the accounting principles used and significant estimates made by management, and evaluating the overall  financial  statement  presentation.  Our procedures  included  confirmation of securities owned as of
December 31, 2010 by  correspondence  with the custodian and brokers or by other appropriate  auditing  procedures where  replies from  brokers were not  received.  We believe  that our audits  provide a reasonable  basis for our opinion.

In our opinion,  the financial  statements  and financial  highlights  referred to above  present  fairly,  in all material respects,  the financial position of UBS Eucalyptus Fund, L.L.C. at December 31, 2010, the results of its operations  and its cash flows for the year then ended,  the changes in its  members'  capital for each of the two years in the period then ended, and the financial  highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                ERNST & YOUNG LLP

February 24, 2011

                                   A member firm of Ernst & Young Global Limited


                                                                                                                 1

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                             STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at fair value (cost $145,355,818)                                      $   156,768,953
Cash and cash equivalents                                                                              15,042,310
Foreign cash, at fair value (cost $589,986)                                                               601,087
Due from broker                                                                                        58,777,351
Investments sold, not settled                                                                           6,530,733
Collateral deposited with broker on swaps                                                               5,837,199
Dividends receivable                                                                                       59,955
Interest receivable                                                                                        33,863
Other assets                                                                                                5,224
------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                          243,656,675
------------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at fair value (proceeds of sales $55,506,567)                      59,098,554
Unrealized depreciation on swaps                                                                        1,226,292
Options written, at fair value (premiums $468,828)                                                         28,720
Due to broker                                                                                          41,120,660
Withdrawals payable due to Manager                                                                      2,682,000
Withdrawals payable                                                                                       773,674
Investments purchased, not settled                                                                        527,298
Professional fees payable                                                                                 150,305
Management Fee payable                                                                                    143,686
Interest payable                                                                                           57,591
Dividends payable                                                                                          36,869
Administration fee payable                                                                                 36,028
Custody fee payable                                                                                        25,781
Directors' fees payable                                                                                     1,530
Other liabilities                                                                                          20,000
------------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                     105,928,988
------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL                                                                                  $   137,727,687
------------------------------------------------------------------------------------------------------------------


MEMBER'S CAPITAL

Represented by:
Net capital contributions                                                                         $   130,681,622
Accumulated net unrealized appreciation/(depreciation) on investments in securities,
 securities sold, not yet purchased, written options and swaps                                          7,046,065
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                  $   137,727,687
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 2

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                                           STATEMENT OF OPERATIONS

------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less foreign withholding taxes of $106,897)                                            $     1,541,325
Interest                                                                                                  411,351
Other income                                                                                              219,442
------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                 2,172,118
------------------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                          1,773,246
Dividends on securities sold, not yet purchased                                                         1,026,350
Margin interest                                                                                           696,351
Stock loan fee expense                                                                                    375,218
Professional fees                                                                                         266,631
Administration fee                                                                                        148,532
Custody fee                                                                                                74,806
Directors' fees                                                                                            50,735
Printing, insurance and other expenses                                                                    130,213
------------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                          4,542,082
------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                    (2,369,964)
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from:
 Investments in securities                                                                             24,171,739
 Securities sold, not yet purchased                                                                     2,218,132
 Swaps                                                                                                 (1,780,803)
 Written options                                                                                        1,030,316
 Foreign currency transactions                                                                           (456,678)
Net change in unrealized appreciation/depreciation on:
 Investments in securities                                                                               (562,325)
 Securities sold, not yet purchased                                                                    (4,623,912)
 Swaps                                                                                                 (2,312,377)
 Written options                                                                                          219,090
 Foreign currency translations                                                                             11,101
------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                                 17,914,283
------------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                          $    15,544,319
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 3

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

------------------------------------------------------------------------------------------------------------------

                                                                            YEARS ENDED DECEMBER 31, 2009 AND 2010

------------------------------------------------------------------------------------------------------------------
                                                                     MANAGER          MEMBERS           TOTAL
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2009                               $     185,894   $  146,332,153   $  146,518,047

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                              (973)      (1,998,503)      (1,999,476)
 Net realized gain/(loss) from investments in securities,
     securities sold, not yet purchased, swaps, written
     options and foreign currency transactions                             (406)         222,383          221,977
 Net change in unrealized appreciation/depreciation on
     investments in securities, securities sold, not yet
     purchased, swaps and written options                                57,051       34,934,742       34,991,793
Incentive Allocation                                                  1,096,732       (1,096,732)              --
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                           1,152,404       32,061,890       33,214,294
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' withdrawals                                     (1,096,732)     (34,269,899)     (35,366,631)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                (1,096,732)     (34,269,899)     (35,366,631)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                             $     241,566   $  144,124,144   $  144,365,710
------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                            (3,963)      (2,366,001)      (2,369,964)
 Net realized gain/(loss) from investments in securities,
     securities sold, not yet purchased, swaps, written
     options and foreign currency transactions                           48,440       25,134,266       25,182,706
 Net change in unrealized appreciation/depreciation on
     investments in securities, securities sold, not yet
     purchased, swaps, written options and foreign
     currency translations                                              (15,593)      (7,252,830)      (7,268,423)
Incentive Allocation                                                  3,103,087       (3,103,087)              --
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM OPERATIONS                                           3,131,971       12,412,348       15,544,319
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Manager and Members' withdrawals                                     (3,103,087)     (19,079,255)     (22,182,342)
------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
    FROM CAPITAL TRANSACTIONS                                        (3,103,087)     (19,079,255)     (22,182,342)
------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2010                             $     270,450   $  137,457,237   $  137,727,687
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 4

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                                           STATEMENT OF CASH FLOWS

------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                         $     15,544,319
Adjustments to reconcile net increase in members' capital derived from operations to net cash provided by operating activities:
  Purchases of investments                                                                           (156,214,523)
  Proceeds from disposition of investments                                                            201,515,582
  Proceeds received from securities sold, not yet purchased and written options                       120,678,669
  Cost to cover securities sold, not yet purchased and written options                               (108,039,864)
  Net realized (gain)/loss from investments in securities, securities sold, not yet purchased,
   and written options                                                                                (27,420,187)
  Net accretion of bond discount and amortization of bond premium                                          (7,261)
  Net change in unrealized appreciation/depreciation on investments in securities, securities
   sold, not yet purchased, swaps and written options                                                   7,279,524
  Changes in assets and liabilities:
  (Increase) decrease in assets:
   Collateral deposited with broker on swaps                                                            2,899,472
   Dividends receivable                                                                                    97,980
   Due from broker                                                                                    (17,789,363)
   Interest receivable                                                                                     26,134
   Investments sold, not settled                                                                        5,828,968
   Other assets                                                                                           119,553
  Increase (decrease) in liabilities:
   Administration fee payable                                                                              10,916
   Custody fee payable                                                                                     13,781
   Directors' fees payable                                                                                  1,530
   Dividends payable                                                                                        6,589
   Due to broker                                                                                      (12,491,099)
   Interest payable                                                                                        32,286
   Investments purchased, not settled                                                                     254,581
   Management Fee payable                                                                                  (5,304)
   Professional fees payable                                                                                5,409
   Other liabilities                                                                                       (1,227)
------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                              32,346,465

CASH FLOWS FROM FINANCING ACTIVITIES
Payments on Manager withdrawals, including change in withdrawals payable                               (1,517,819)
Payments on Members' withdrawals, including change in withdrawals payable                             (19,711,185)
------------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                                 (21,229,004)

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 5

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                               STATEMENT OF CASH FLOWS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                      YEAR ENDED DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
Net increase in cash, cash equivalents and foreign cash                                          $     11,117,461
Cash and cash equivalents - beginning of year                                                           4,525,936
------------------------------------------------------------------------------------------------------------------
CASH, CASH EQUIVALENTS AND FOREIGN CASH - END OF YEAR                                            $     15,643,397
------------------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
   Interest paid                                                                                 $        664,065
------------------------------------------------------------------------------------------------------------------

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 6

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                                              FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
     The following  represents the ratios to average members' capital and other  supplemental  information for all
     Members, excluding the Manager, for the periods indicated.

     An  individual  Member's  ratios  and  returns  may  vary  from the  below  based on the  timing  of  capital transactions, management fee arrangements and the Incentive Allocation.

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                          2010           2009           2008           2007            2006
                                          ----           ----           ----           ----            ----
     Ratio of net investment loss to
     average members' capital (a)        (1.67%)        (1.44%)        (0.23%)        (1.67%)         (1.23%)
     Ratio of total expenses to
     average members' capital
     before Incentive Allocation (a)      3.20%          2.80%          2.98%          3.44%           2.81%
     Ratio of total expenses to
     average members' capital after
     Incentive Allocation (a)             5.38%          3.59%          2.98%          5.11%           5.37%
     Portfolio turnover rate             88.25%        111.39%        116.78%        179.85%          65.08%
     Total return before Incentive
     Allocation (b)                      10.44%         28.37%        (19.04%)         8.85%          13.48%
     Total return after Incentive
     Allocation (c)                       8.47%         27.40%        (19.04%)         7.08%          10.78%
     Average debt ratio (a)              31.06%         32.58%         28.51%         25.11%          16.16%
     Members' capital at end of year
     (including the Manager)          $137,727,687   $144,365,710   $146,518,047   $236,425,074    $281,362,869

(a)  The average members' capital used in the above ratios is calculated using pre-tender  members' capital, excluding the Manager.

(b)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted,  and does not reflect the deduction of placement fees, if any,  incurred when  subscribing to the Fund.

(c)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive  Allocation to the Manager,  and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                    The accompanying notes are an integral part of these financial statements.


                                                                                                                 7

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                                     NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
1.   ORGANIZATION

     UBS  Eucalyptus  Fund,  L.L.C.  (the "Fund") was organized as a limited  liability  company under the laws of
     Delaware on August 26, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the
     "1940 Act") as a closed-end,  non-diversified  management investment company. The Fund's investment objective is to seek long-term capital  appreciation.  The Fund pursues its investment objective by investing primarily in equity and equity related securities of health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceuticals sectors.  Although the Fund will invest primarily in publicly traded securities,  it may invest up to 15% of the value of its total  assets  (measured at the time of purchase) in restricted  securities  and other  investments  which are  illiquid.  Private  securities  typically  will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public  equities  ("PIPEs").  The Fund also may invest in securities of both  established  and emerging  companies,  the securities of which may be denominated  in foreign  currencies.  The Fund commenced operations on November 22, 1999.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund,  including the exclusive  authority to oversee and to establish  policies  regarding the management,  conduct and  operation  of the Fund's  business.  The  Directors  have  engaged  UBS  Eucalyptus
     Management,  L.L.C. (the "Manager") a Delaware limited liability company, to provide investment advice to the
     Fund.

     As of September 30, 2010, pursuant to an Assignment and Assumption Agreement,  the role of managing member of the joint venture of the Manager  (described  below),  along with the applicable capital balance in the fund, was transferred from UBS Fund Advisor,  L.L.C. ("UBSFA") to UBS Alternative and Quantitative  Investments LLC
     ("UBS A&Q"). UBS A&Q is a wholly owned subsidiary of UBS AG and is registered as an investment  adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

     The  Manager  is a joint  venture  between  UBS A&Q and  OrbiMed  Advisors,  L.L.C.  ("OrbiMed").  Investment
     professionals  employed by OrbiMed manage the Fund's investment  portfolio on behalf of the Manager under the oversight of UBS A&Q's personnel. OrbiMed is also registered as an investment adviser under the Advisers Act.

     Previously,  the Manager was a joint venture between UBSFA and OrbiMed.  UBSFA was the managing member of the
     Manager and is a wholly-owned subsidiary of UBS Americas,  Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Advisers Act.

     Initial and additional  applications for interests by eligible investors may be accepted at such times as the
     Directors may determine and are generally  accepted  monthly.  The Directors  reserve the right to reject any application for interests.


                                                                                                                 8

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
1.   ORGANIZATION (CONTINUED)

     The Fund,  from time to time, may offer to repurchase  interests  pursuant to written tenders to members (the
     "Members").  These  repurchases  will be made at such  times and on such  terms as may be  determined  by the
     Directors, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the  Directors  that the Fund offers to  repurchase  interests  from Members  twice each year in March and
     September.  A Member's interest,  or portion thereof,  in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death,  bankruptcy,  insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting  Standards Board ("FASB") issued Codification  Accounting Standards
     Update No. 2010-06,  IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS ("ASU 2010-06").  ASU 2010-06 amends
     Topic 820, FAIR VALUE  MEASUREMENTS AND DISCLOSURES to add new  requirements for disclosures  about transfers into and out of Levels 1 and 2, and separate disclosures about purchases,  sales, issuances,  and settlements relating to Level 3 measurements.  This update also clarifies existing fair value disclosures about the level of  disaggregation  for the  classes  of assets  and  liabilities  and the  disclosures  about the inputs and valuation  techniques used to measure fair value. ASU 2010-06 is effective for the interim and annual periods beginning  after  December  15, 2009 and for periods  beginning  after  December 15, 2010 for the new Level 3 disclosures.  The adoption of ASU 2010-06 new disclosures and  clarification of existing  disclosures did not have a material impact on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund  values its  investments  at fair value,  in  accordance  with U.S.  generally  accepted  accounting principles  ("GAAP"),  which is the price  that  would be  received  to sell an asset or paid to  transfer  a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's  investments  which are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  spreads,  credit risk, etc.)
     LEVEL  3--significant  unobservable  inputs (including the Fund's own assumptions and indicative  non-binding broker quotes.)


                                                                                                                 9

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

     GAAP provides guidance in determining  whether there has been a significant  decrease in the volume and level of activity for an asset or liability  when compared with normal market  activity for such asset or liability
     (or similar assets or liabilities).  GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly.  In its  consideration,  the Fund must consider inputs and valuation  techniques used for each class of assets and liabilities.  Judgment is used to determine  the  appropriate  classes  of assets  and  liabilities  for which  disclosures  about  fair  value measurements  are  provided.  Fair value  measurement  disclosure  for each  class of assets and  liabilities requires  greater  disaggregation  than the Fund's line items in the  Statement  of Assets,  Liabilities  and
     Members'  Capital.  The Fund  determines the  appropriate  classes for those  disclosures on the basis of the nature and risks of the assets and liabilities and their  classification  in the fair value hierarchy  (i.e.,
     Level 1, Level 2, and Level 3).

     For assets and liabilities  measured at fair value on a recurring basis during the period,  the Fund provides quantitative  disclosures  about  the fair  value  measurements  separately  for each  class  of  assets  and liabilities,  as well as a reconciliation  of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A  breakdown  of the  Fund's  portfolio  into the fair  value  measurement  levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Manager as of the close of business at the end of any fiscal period in accordance with the valuation  principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities  traded on a foreign  securities  exchange  are valued at their last sales  prices on the exchange where such securities are primarily  traded,  or in the absence of a reported sale on a particular day, using the average of the final bid and ask prices as of the measurement date, as reported by such exchange.

     Domestic exchange traded  securities and securities  included in the NASDAQ National Market System are valued at their last composite  sales prices as reported on the exchanges  where such  securities are traded.  If no trade took  place,  the  securities  are valued  using the  average of the final bid and ask prices as of the measurement date.


                                                                                                                10

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular  day, at the average of the final bid and ask prices as of the  measurement  date.  Other  marketable  securities  for which market  quotations are readily  available are valued at the average of the final bid and ask prices as of the  measurement  date, as obtained from one or more dealers making markets for such securities.

     Open total return swap  agreements  are valued using  contractual  terms,  quoted inputs and may be valued by independent  valuation models and related  unrealized gains and losses on the swap agreements are recorded in the Statement of Assets, Liabilities and Members' Capital.

     When the Fund  purchases  restricted  securities  of a class that has been sold to the public or PIPEs,  fair valuation  would often be fair value less a discount to reflect  contractual or legal  restrictions  limiting resale for those  securities.  Such discount is reduced over the period of the restriction.  The Fund did not hold any PIPEs at December 31, 2010.

     Consistent  with its strategy,  a portion of the Fund's long  portfolio  ($4,288,327 at December 31, 2010) is comprised of relatively  illiquid or thinly traded  investments  that are not actively traded on a recognized security  exchange.  All such  securities  held by the Fund at December  31, 2010 were valued on the basis of indicative prices provided by external pricing sources including dealers active in the relevant markets.  Due to the nature of the Fund's strategy, multiple pricing sources on individual securities may not be available.
     Values  assigned at December  31, 2010 may differ  significantly  from values that would have been used had a broader market for the investments  existed.  Due to these factors,  the Fund classifies  these securities as
     Level 3 positions.

     Warrants are valued  pursuant to the Fund's  valuation  procedures in a manner that best reflects  their fair value. At each reporting date, the warrants are valued based on an analysis of various factors including, but not limited to, the portfolio  company's  operating  performance  and financial  condition and general market conditions that could impact the valuation.  When an external event occurs,  such as a purchase  transaction, public  offering or  subsequent  equity sale,  the pricing  indicated by that  external  event is utilized to corroborate  the Fund's  valuation  of the  warrants.  The Fund  periodically  reviews the  valuation  of its portfolio companies that have not been involved in a qualifying external event to determine if the enterprise value of the portfolio company may have increased or decreased since the last valuation measurement date. The
     Fund may consider,  but is not limited to, industry  valuation  methods such as price to enterprise  value or price to equity ratios,  discounted cash flows, valuation comparisons to comparable public companies or other industry  benchmarks in its evaluation of the fair value of its  investment.  Due to these factors,  the Fund classifies  warrants as Level 2 positions.  For the year ended  December 31, 2010,  the Fund held $311,337 in warrants.


                                                                                                                11

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     If market  quotations  are not  readily  available,  the fair  value of the  securities  described  above are determined in good faith by, or under the supervision of, the Directors in consultation with the Manager.

     The valuation process described above represents a good faith approximation of the fair value of an asset and is used where there is no public  market or possibly  no market at all for a company's  securities.  The fair value established may differ  significantly  from the values that would have been used had a ready market for the securities existed and the differences could be material. In addition,  changes in the market environment and other  events that may occur over the life of the  investments  may cause the gains or losses  ultimately realized on these investments to be different than the valuations currently assigned. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities which utilize valuation  techniques that are not readily observable and significant to the fair value measurement may have the effect of diluting or increasing the economic interest of existing investors.

     All assets and liabilities  initially  expressed in foreign  currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities  generally is completed,  and the values of such securities are determined,  prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion,  the fair value of such foreign  securities  and exchange  rates may be affected by  significant events occurring  between the time when  determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities  held by the Fund or its other assets and  liabilities,  such  securities  and other assets and liabilities are valued as determined in good faith by, or under the  supervision of, the Directors.  The Fund had no such foreign securities or other assets and liabilities valued by the Directors at December 31, 2010.

     The Fund holds purchased and written call and put options on securities or derivative instruments in order to gain exposure to or protect against changes in the markets.  When the Fund writes a call or a put option,  an amount equal to the premium received by the Fund is included in the Fund's  Statement of Assets,  Liabilities and Members' Capital as an asset and as an equivalent liability.  The amount of the liability is subsequently marked-to-market  to reflect the current  fair value of the option  written.  If an option which the Fund has written  either  expires  on its  stipulated  expiration  date or the Fund  enters  into a  closing  purchase transaction,  the Fund  realizes a gain (or loss if the cost of a closing  purchase  transaction  exceeds the premium received when the option was written)


                                                                                                                12

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     without regard to any unrealized gain or loss on the underlying  security or derivative  instrument,  and the liability  related to such option is extinguished.  If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the  underlying  security)  from the sale of the  underlying  security or  derivative  instrument  and the proceeds from the sale are increased by the premium originally  received.  If a put option which the Fund has written is  exercised,  the amount of the premium  originally  received  reduces the cost of the  security or derivative instrument which the Fund purchases upon exercise of the option.

     In writing an option,  the Fund bears the market risk of an unfavorable change in the price of the derivative instrument,  security or currency  underlying the written  option.  Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current fair value.

     The fair value of the Fund's assets and liabilities which qualify as financial  instruments  approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities  transactions,  including  related  revenue and expenses,  are recorded on a trade-date  basis and dividends  are  recorded on an  ex-dividend  date basis net of foreign  withholding  taxes and  reclaims,  if applicable.  Interest  income and expenses are recorded on the accrual basis.  Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from  investments in securities,  securities sold, not yet purchased,  swaps,  written options and foreign  currency  transactions  are calculated on the identified  cost basis.  The Fund does not isolate the portion of operations  resulting  from changes in foreign  exchange  rates on  investments  in securities and securities  sold,  not yet purchased from the  fluctuations  arising from changes in market prices of foreign securities held. Such  fluctuations are included in net realized and unrealized gain or loss from investments in securities  and  securities  sold,  not yet  purchased.  Net realized  gain or loss from foreign  currency transactions  represents net foreign  exchange gain or loss from  disposition  of foreign  currencies and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S.
     dollar  equivalent  amounts  actually  received or paid.  Net unrealized  gain or loss from foreign  currency translations arise from changes in the value of assets and liabilities,  other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates.


                                                                                                                13

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio  transactions and positions for the Fund's account;  legal fees; accounting and auditing  fees;  custodial  fees;  costs of computing  the Fund's net asset  value,  including  valuation services  provided by third parties;  costs of insurance;  registration  expenses;  organization  costs;  due diligence,  including travel and related expenses;  expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $2,369,964 and $25,182,706 from accumulated net investment loss and accumulated net realized gain from investments in securities,  securities sold, not yet purchased, swaps, written options and foreign currency transactions  respectively,  to net capital contributions during the year ended December 31,
     2010. The  reclassification  was to reflect,  as an adjustment to net contributions,  the amount of estimated taxable  income or loss that have been  allocated  to the Fund's  Members as of December  31, 2010 and had no
     effect on members' capital.

     The Fund files income tax returns in the U.S.  federal  jurisdiction  and applicable  states.  Management has analyzed the Fund's tax  positions  taken on its federal and state income tax returns for all open tax years, and has  concluded  that no  provision  for federal or state  income tax is required in the Fund's  financial statements.  The Fund's federal and state income tax returns for tax years for which the applicable  statutes of  limitations  have not  expired are  subject to  examination  by the  Internal  Revenue  Service and state departments of revenue.  The Fund recognizes  interest and penalties,  if any,  related to  unrecognized  tax benefits as income tax expense in the Statement of Operations. For the year ended December 31, 2010, the Fund did not incur any interest or penalties.

     Each Member is  individually  required to report on its own tax return its  distributive  share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents  consist of monies invested in a PFPC Trust Company account which pays money market rates and are accounted for at cost plus accrued  interest,  which is included in interest  receivable on the
     Statement of Assets,  Liabilities and Members'  Capital.  Such cash, at times, may exceed  federally  insured limits.  The Fund has not  experienced  any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.


                                                                                                                14

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F.   USE OF ESTIMATES

     The  preparation of financial  statements in conformity  with GAAP requires  management to make estimates and assumptions  that affect the reported  amounts of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported  amounts of increases and decreases in members'  capital from  operations  during the reporting  period.  Actual  results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     UBS A&Q provides certain management and administrative  services to the Fund, including,  among other things, providing office space and other support services to the Fund. In consideration  for such services,  the Fund pays UBS A&Q a  monthly  management  fee (the  "Management  Fee") at an  annual  rate of 1.25% of the  Fund's members' capital,  excluding the capital account  attributable to the Manager.  The Management Fee is paid to
     UBS A&Q out of the Fund's assets and debited against the Members' capital  accounts,  excluding the Manager's capital account. A portion of the Management Fee is paid by UBS A&Q to OrbiMed.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund,  without special  compensation from the Fund, and bears its own costs associated with its activities as placement  agent.  Placement  fees, if any,  charged on  contributions  are debited against the contribution  amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio  transactions through UBS FSI and its affiliates.  For the year ended December
     31, 2010,  UBS FSI and its affiliates  earned  brokerage  commissions  of $5,065 from portfolio  transactions executed on behalf of the Fund.

     The net increase (or decrease) in members'  capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee, which is similarly  allocated to all Members other than the Manager as described above. At the end of the twelve month period  following  the  admission  of a Member  to the  Fund and  generally  at the end of each  fiscal  year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits,  (defined as net increase in members'  capital derived from operations) if any, that would have been credited to the Member's  capital  account for such period.  The Incentive  Allocation will be made only with respect to net profits  that exceed any net losses  previously  debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.


                                                                                                                15

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The  Incentive  Allocation  for the year ended  December  31, 2010 and the year ended  December  31, 2009 was
     $3,103,087 and $1,096,732,  respectively,  and was recorded as an increase to the Manager's  capital account, such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of  Directors  and the Chairman of the Audit  Committee  of the Board of Directors  each receive an additional  annual  retainer in the amounts of $10,000 and $15,000,  respectively.  These  additional  annual retainer  amounts are paid for by the Fund on a pro-rata  basis with ten other UBS funds where UBS A&Q is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

     As  described  in the private  placement  memorandum,  certain  brokerage  arrangements  provide that OrbiMed receives  soft dollar  credits  related to brokerage  commissions  paid by the Fund and other  clients.  Such credits can be used by OrbiMed for research and related services that would then be paid for, or provided by, the broker.  The research  services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by OrbiMed.

5.   ADMINISTRATION AND CUSTODY FEES

     PFPC Trust Company,  which will be renamed BNY Mellon  Investment  Servicing Trust Company  effective July 1,
     2011,  serves as custodian (the  "Custodian")  of the Fund's assets and provides  custodial  services for the
     Fund.  The Custodian  entered into a service  agreement  whereby PNC Bank, NA provides  securities  clearance functions.

     On July 1, 2010, the PNC Financial  Services Group,  Inc. sold the outstanding stock of PNC Global Investment
     Servicing Inc. to the Bank of New York Mellon Corporation.  At the closing of the sale, PNC Global Investment
     Servicing  (U.S.),  Inc. changed its name to BNY Mellon  Investment  Servicing (US) Inc. ("BNY Mellon").  BNY
     Mellon serves as accounting and investor  servicing agent to the Fund and in that capacity  provides  certain administrative,  accounting,  record keeping, tax and Member related services.  BNY Mellon receives a monthly fee primarily based upon (i) the average  members'  capital of the Fund subject to a minimum monthly fee, and
     (ii) the aggregate  members'  capital of the Fund and certain other  investment funds sponsored or advised by
     UBS AG, UBS Americas,  Inc. or their  affiliates.  Additionally,  the Fund  reimburses  certain out of pocket expenses incurred by BNY Mellon.


                                                                                                                16

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
6.   SECURITIES TRANSACTIONS

     Aggregate  purchases and proceeds from sales of investment  securities  for the year ended  December 31, 2010 amounted to $264,254,387 and $322,194,251, respectively. Included in these amounts are purchases and proceeds from securities  sold, not yet purchased and written  options  amounting to  $108,039,864  and  $120,678,669, respectively  and  purchases  and sales of  purchased  options  and  warrants  amounting  to  $9,630,550  and
     $8,873,327, respectively.

     At December  31,  2010,  the net tax basis of  investments  was  $91,033,284  resulting  in  accumulated  net unrealized  appreciation  on  investments  of  $5,382,103  which  consists of  $25,904,759  gross  unrealized appreciation and $20,522,656 gross unrealized depreciation.  The difference between the book and tax basis of investments is primarily attributable to wash sales.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection,  may borrow funds from brokers and banks for investment  purposes.  Trading in equity securities on margin requires collateral that is adequate in the broker's reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage  requirement of 300% of its indebtedness, including  amounts  borrowed,  measured  at the time the  Fund  incurs  the  indebtedness.  The Fund  pledges securities as collateral for the margin  borrowings,  which is maintained in a segregated account held by the
     Custodian.  For the year ended  December 31, 2010,  the Fund's  average  interest rate paid on borrowings was
     1.58% per annum and the average borrowings outstanding were $44,138,731.  The Fund pledges cash in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker.

8.   DUE FROM BROKER

     The cash due from broker  (Goldman Sachs & Co.) is primarily  related to securities  sold, not yet purchased;
     its use is therefore  restricted  until the  securities  are  purchased.  Securities  sold, not yet purchased represents  obligations  of the Fund to deliver  specified  securities  and thereby  creates a  liability  to purchase such  securities in the market at  prevailing  prices.  Accordingly,  these  transactions  result in off-balance  sheet risk as the Fund's  ultimate  obligation to satisfy the sale of securities  sold,  not yet purchased  may exceed the amount  indicated in the  Statement of Assets,  Liabilities  and Members'  Capital.
     Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.


                                                                                                                17

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
9.   DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     In the normal course of business,  the Fund may trade various  financial  instruments  and enter into various investment  activities with off-balance sheet risk. These financial  instruments  include forward  contracts, options,  warrants, and securities sold, not yet purchased.  Generally, these financial instruments represent future  commitments to purchase or sell other  financial  instruments  at specific terms at specified  future dates.

     Each of these financial  instruments contain varying degrees of off-balance sheet risk whereby changes in the fair value of securities  underlying the financial  instruments may be in excess of the amounts recognized in the Statement of Assets,  Liabilities,  and Members' Capital.  Due to the nature of the Fund's strategy,  the
     Fund's portfolio  consists of a number of relatively  illiquid or thinly traded  investments having a greater amount of both market and credit risk than many other fixed income instruments.  These investments trade in a limited  market and may not be able to be  immediately  liquidated  if needed.  Fair value  assigned to these investments may differ  significantly  from the values that would have been used had a broader market for the investments existed.

     Foreign-denominated assets may involve more risks than domestic transactions,  including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Derivative  contracts serve as components of the Fund's  investment  strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative  purposes and other independent profit  opportunities.  The derivative contracts that the Fund may hold include forward foreign currency exchange contracts, options, and swaps. Each of these financial instruments contains varying degrees  of  off-balance  sheet risk  whereby  changes in the fair  value of the  securities  underlying  the financial instruments may be in excess of the amounts recognized in the Statement of Assets,  Liabilities and
     Members' Capital.

     Swap contracts represent agreements that obligate two parties to exchange a series of cash flows at specified intervals  based upon or  calculated  by reference  to changes in  specified  prices or rates for a specified amount of an underlying asset or otherwise  determined  notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future  satisfaction  of the swap may be greater or less than the amount  recorded.  The ultimate gain or loss depends upon the price or rate at which the  underlying  financial  instrument  of the swap  contract is valued at the swap contract's settlement date. The Fund is subject to the market risk associated with changes in the value of the  underlying  asset,  as well as  exposure  to credit risk  associated  with  counterparty nonperformance  on swap contracts  which is limited to the unrealized  gains inherent in such contracts which are recognized on the Statement of


                                                                                                                18

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
9.   DERIVATIVE  CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK
     (CONTINUED)

     Assets,  Liabilities  and Members'  Capital.  The unrealized gain or loss,  rather than the contract  amount, represents the  approximate  cash to be received or paid,  respectively.  A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     A. TOTAL RETURN SWAPS

     The Fund has entered into total return swaps to transfer the  risk/return of one market (e.g.,  fixed income)
     to another  market  (e.g.,  equity).  Total return  swaps are  agreements  in which one party  commits to pay interest in exchange for the total return (coupons plus capital  gains/losses) of an underlying asset. To the extent the total return of the security or index  underlying  the  transaction  exceeds or falls short of the offsetting  interest  rate  obligation,  the Fund  will  receive  a  payment  from or make a  payment  to the counterparty.  The Fund's maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received  from the counterparty  over the total return swap's remaining life. The Fund may mitigate this risk by offsetting any payables and/or  receivables  with collateral held or pledged.  The Fund has posted  $5,837,199 as  collateral  at December 31, 2010 in relation to its total return  swaps,  which is recorded as collateral  deposited with broker on swaps on the Statement of Assets,  Liabilities  and Members'
     Capital.

     B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign  currency  exchange  contracts for the purchase or sale of a specific foreign  currency  at a fixed price on a future  date as a hedge  against  either  specific  transactions  or portfolio positions.  The Fund may also purchase and sell forward foreign currency exchange contracts to seek to increase total return. All commitments are  "marked-to-market"  daily at the applicable  translation rates and any  resulting  unrealized  gains or losses are  recorded in the Fund's  financial  statements.  The Fund records realized gains or losses at the time a forward foreign currency  exchange contract is offset by entry into a closing  transaction or extinguished  by delivery of the currency.  Risks may arise upon entering into these contracts from the potential  inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. During the year ended
     December 31, 2010, the Fund did not trade any forward foreign currency exchange contracts.

     C. OPTIONS

     The Fund has purchased and written call and put options.  A call option gives the purchaser of the option the right (but not the  obligation) to buy, and obligates the seller to sell (when the option is exercised),  the underlying  position at the exercise price at any time or at a specified time during the option period. A put option  gives the holder the right to sell and  obligates  the writer to buy the  underlying  position at the exercise price at any time or at a specified time during the option period.


                                                                                                                19

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
9.   DERIVATIVE  CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK
     (CONTINUED)

     C. OPTIONS (CONTINUED)

     When the Fund  purchases  (writes) an option,  an amount equal to the premium paid  (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently  marked-to-market  to reflect the current fair value of the option  written.  When a security is purchased or sold through an exercise of an option,  the related  premium paid (or  received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold.  When an option  expires (or the Fund enters into a closing  transaction),  the Fund realizes a gain or loss on the option to the extent of the premiums  received or paid (or gain or loss to the extent the cost of the closing  transaction  exceeds the premium  received or paid).  When the Fund writes a call  option,  such option is  "covered,"  meaning  that the Fund holds the  underlying  security  subject to being called by the option  counterparty,  or cash in an amount  sufficient to cover the  obligation.  When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.  Certain call options are written as part of an  arrangement  where the  counterparty  to the  transaction  borrows the  underlying security from the Fund in a securities lending transaction. In purchasing and writing options, the Fund bears the market  risk of an  unfavorable  change in the price of the  underlying  security.  Exercise of a written option could result in the Fund purchasing a security at a price  different from the current fair value.  The
     Fund  may  execute  transactions  in both  listed  and  over-the-counter  options.  Transactions  in  certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

     Written option activity for the year ended December 31, 2010 for the Fund is as follows:

                                                                  Amount of
                                        Number of contracts   premiums received
     --------------------------------------------------------------------------
     Options outstanding at
     December 31, 2009                               3,125             $383,120
     Options written                                31,582            5,035,676
     Options terminated in closing
     purchase transactions                         (15,156)         (2,467,815)
     Options expired prior to
     exercise                                      (17,031)         (2,482,153)
     Options outstanding at
     December 31, 2010                               2,520             $468,828


                                                                                                                20

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
9.   DERIVATIVE  CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK
     (CONTINUED)

     The Fund is required to present enhanced  information in order to provide users of financial  statements with an improved degree of transparency and  understanding  of how and why an entity uses derivative  instruments, how derivative  instruments are accounted for, and how derivative  instruments  affect an entity's  financial position,  results of  operations  and its cash flows.  In order to provide  such  information  to  financial statement  users,  the Fund provides  qualitative  disclosures  about an entity's  associated risk exposures, quantitative  disclosures  about fair value amounts of derivative  instruments  and the gains and losses from derivative instruments.

                                       FAIR VALUE OF DERIVATIVE INSTRUMENTS
                                              AS OF DECEMBER 31, 2010

     DERIVATIVES NOT
     ACCOUNTED FOR AS
     HEDGING
     INSTRUMENTS                     ASSET DERIVATIVES                     LIABILITIES DERIVATIVES
     ----------------------------------------------------------------------------------------------------
     IN THOUSANDS OF
     DOLLARS              Balance Sheet Location       Fair Value   Balance Sheet Location     Fair Value
     ----------------------------------------------------------------------------------------------------
     Equity contracts /
     options and          Investments in securities,                Options written, at fair
     warrants             at fair value                   $ 960     value                       $    29
     ----------------------------------------------------------------------------------------------------
     Equity contracts /   Unrealized appreciation on                Unrealized depreciation
     swaps                swaps                               -     on swaps                      1,226
     ----------------------------------------------------------------------------------------------------
     TOTAL                                                $ 960                                 $ 1,255
     ----------------------------------------------------------------------------------------------------

                        THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS
                                           YEAR ENDED DECEMBER 31, 2010

                                                                  AMOUNT OF REALIZED
     DERIVATIVES NOT                                                GAIN OR (LOSS)           AMOUNT OF
     ACCOUNTED FOR                                                   RECOGNIZED IN       UNREALIZED GAIN OR
     AS HEDGING                 LOCATION OF GAIN OR (LOSS)             INCOME ON        (LOSS) RECOGNIZED IN
     INSTRUMENTS           RECOGNIZED IN INCOME ON DERIVATIVES        DERIVATIVES      INCOME OF DERIVATIVES
     -------------------------------------------------------------------------------------------------------
     IN THOUSANDS OF
     DOLLARS
     -------------------------------------------------------------------------------------------------------
                          Net realized gain/(loss) from
                          investments in securities and written
                          options / net change in unrealized
     Equity contracts /   appreciation/depreciation on
     options and          investments in securities and written
     warrants             options                                     $     25               $ (1,586)
     -------------------------------------------------------------------------------------------------------
                          Net realized gain/(loss) from swaps /
     Equity contracts /   net change in unrealized
     swaps                appreciation/depreciation on swaps            (1,781)                (2,312)
     -------------------------------------------------------------------------------------------------------
     TOTAL                                                            $ (1,756)              $ (3,898)
     -------------------------------------------------------------------------------------------------------


                                                                                                                21

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                         NOTES TO FINANCIAL STATEMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------

                                                                                                 DECEMBER 31, 2010

------------------------------------------------------------------------------------------------------------------
9.   DERIVATIVE  CONTRACTS AND FINANCIAL  INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK
     (CONTINUED)

     The average  quarterly  net notional  amount for equity swaps and average  quarterly  number of contracts for written options and purchased options were $2,977,882, (4,346) and 4,213, respectively, during the year ended
     December 31, 2010. The average  quarterly fair value of warrants was $507,301  during the year ended December
     31, 2010.

10.  INDEMNIFICATION AND FINANCIAL GUARANTEES

     In the  ordinary  course  of  business,  the Fund  may  enter  into  contracts  or  agreements  that  contain indemnifications  or  warranties.  Future events could occur that lead to the  execution of these  provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

     In the  normal  course of trading  activities,  the Fund  trades and holds  certain  fair  valued  derivative contracts that constitute  guarantees.  Such contracts  include written put options,  where the Fund would be obligated to purchase securities at specified prices (i.e. the options are exercised by the  counterparties).
     The  maximum  payout for these  contracts  is limited to the number of put option  contracts  written and the related  strike  prices,  respectively.  At  December  31,  2010,  the Fund had  maximum  payout  amounts  of approximately  $6,948,750  relating to written put option  contracts,  which expire  between one and thirteen months.  Maximum payout amounts could be offset by the  subsequent  sale, if any, of assets  obtained via the execution of a payout event.

     The fair value of written  put option  contracts  as of  December  31,  2010 is $14,515  and is included as a liability in written options, at fair value on the Statement of Assets, Liabilities and Members' Capital.


                                                                                                                22

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010
              INVESTMENTS IN SECURITIES (113.82%)
              -----------------------------------
  PAR ($)                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS (3.11%)
              -----------------------
              MEDICAL - BIOMEDICAL/GENETICS (1.28%)
    596,700   Incyte Corp., 4.75%, 10/01/15 (a)                                                    $    1,246,357
    503,867   Qhp Royalty Sub LLC, 10.25%, 03/15/15 (a)                                                   513,944
                                                                                                  ----------------
                                                                                                        1,760,301
                                                                                                  ----------------
              MEDICAL - DRUGS (1.83%)
  1,195,288   Cinacalcet Royalty Sub LLC, 15.50%, 03/30/17 (a)                                          1,015,995
  1,843,941   Rotavax Royalty Sub LLC, 5.50%, 10/15/14 *,(a)                                            1,512,031
                                                                                                  ----------------
                                                                                                        2,528,026
                                                                                                  ----------------
              TOTAL CORPORATE BONDS (Cost $3,957,833)                                                   4,288,327
                                                                                                  ----------------

   SHARES
-----------
              COMMON STOCK (110.01%)
              ----------------------
              DENTAL SUPPLIES & EQUIPMENT (0.99%)
     70,000   Align Technology, Inc. *,(b)                                                              1,367,800
                                                                                                  ----------------
              DIAGNOSTIC EQUIPMENT (0.67%)
    183,700   Affymetrix, Inc. *,(b)                                                                      924,011
                                                                                                  ----------------
              DIAGNOSTIC KITS (1.07%)
    255,100   OraSure Technologies, Inc. *,(b)                                                          1,466,825
                                                                                                  ----------------
              DRUG DELIVERY SYSTEMS (1.14%)
    921,000   Antares Pharma, Inc. *                                                                    1,565,700
                                                                                                  ----------------
              INSTRUMENTS - SCIENTIFIC (2.79%)
     69,500   Thermo Fisher Scientific, Inc. *,(b)                                                      3,847,520
                                                                                                  ----------------
              MEDICAL - BIOMEDICAL/GENETICS (33.36%)
     48,800   3sbio Inc - Adr - (Cayman Islands) *,(b), (c), (d)                                          740,784
     97,000   Amgen, Inc. *,(b)                                                                         5,325,300
    750,000   Anadys Pharmaceuticals, Inc. *                                                            1,065,000
    129,100   Aveo Pharmaceuticals, Inc. *,(b)                                                          1,887,442
     44,000   Bavarian Nordic A/S - (Denmark) *,(b), (c)                                                1,940,648
      5,200   Clinical Data, Inc. (b)                                                                      82,732
    281,400   Cytokinetics, Inc. *,(b)                                                                    588,126
     76,000   Dendreon Corp. *,(b)                                                                      2,653,920
    111,000   Genzyme Corp. *,(b)                                                                       7,903,200
    189,000   Gilead Sciences, Inc. *,(b)                                                               6,849,360
    135,000   Human Genome Sciences, Inc. *,(b)                                                         3,225,150
     36,000   Illumina, Inc. *,(b)                                                                      2,280,240
    222,000   Map Pharmaceuticals, Inc. *,(b)                                                           3,716,280
    132,000   Momenta Pharmaceutical, Inc. *,(b)                                                        1,976,040
  7,065,237   Novelos Therapeutics, Inc. *                                                                182,990
     17,300   Seattle Genetics, Inc. *,(b)                                                                258,635
    303,000   Sequenom, Inc. *,(b)                                                                      2,430,060
    151,700   Talon Therapeutics Inc. *                                                                    72,816
     79,000   Vertex Pharmaceuticals, Inc. *,(b)                                                        2,767,370
                                                                                                  ----------------
                                                                                                       45,946,093
                                                                                                  ----------------
              MEDICAL - DRUGS (43.94%)
    170,300   Achillion Pharmaceuticals, Inc. *                                                           706,745

                      The preceding notes are an integral part of these financial statements.


                                                                                                                23

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010


   SHARES                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              ------------------------
              MEDICAL - DRUGS (CONTINUED)
     76,000   Allergan, Inc. (b)                                                                   $    5,218,920
    263,500   Bristol-Myers Squibb Co. (b)                                                              6,977,480
     11,400   Cubist Pharmaceuticals, Inc. *,(b)                                                          243,960
    427,000   Elan Corp. PLC *,(b), (d)                                                                 2,446,710
     79,000   Endo Pharmaceuticals Holdings, Inc. *,(b)                                                 2,821,090
    111,900   Hikma Pharmaceuticals PLC - (United Kingdom) (b), (c)                                     1,421,723
     70,000   Medivir AB - (Sweden) *,(c)                                                               1,455,108
    115,000   Merck & Co., Inc. (b)                                                                     4,144,604
    382,400   Mitsubishi Tanabe Pharma Corp. - (Japan) (b), (c)                                         6,464,254
     93,000   Nichi-iko Pharmaceutical Co., Ltd. - (Japan) (b), (c)                                     3,263,480
    119,000   Novartis AG - (Switzerland) (b), (c)                                                      7,015,394
     54,500   Pharmasset, Inc. *,(b)                                                                    2,365,845
     48,500   Roche Holding AG - (Switzerland) (b), (c)                                                 7,128,525
    220,000   Shionogi & Co., Ltd. - (Japan) (b), (c)                                                   4,348,298
     58,000   Shire PLC (b), (d)                                                                        4,198,040
    605,775   Skyepharma PLC - (United Kingdom) *,(c)                                                     298,757
                                                                                                  ----------------
                                                                                                       60,518,933
                                                                                                  ----------------
              MEDICAL - GENERIC DRUGS (6.54%)
     38,000   Sawai Pharmaceutical Co., Ltd. - (Japan) (b), (c)                                         3,111,106
     53,000   Towa Pharmaceutical Co., Ltd. - (Japan) (b), (c)                                          2,947,240
     57,000   Watson Pharmaceuticals, Inc. *,(b)                                                        2,944,050
                                                                                                  ----------------
                                                                                                        9,002,396
                                                                                                  ----------------
              MEDICAL - HMO (3.97%)
     20,500   Aetna, Inc. (b)                                                                             625,455
     56,100   CIGNA Corp. (b)                                                                           2,056,626
     20,700   United Health Group, Inc. (b)                                                               747,477
     35,900   Wellpoint, Inc. *,(b)                                                                     2,041,274
                                                                                                  ----------------
                                                                                                        5,470,832
                                                                                                  ----------------
              MEDICAL - OUTPATIENT/HOME MEDICINE (0.23%)
     15,000   Amsurg Corp. *,(b)                                                                          314,250
                                                                                                  ----------------
              MEDICAL - WHOLESALE DRUG DISTRIBUTION (0.68%)
    268,100   Sinopharm Group Co. - (China) (c)                                                           934,635
                                                                                                  ----------------
              MEDICAL INSTRUMENTS (0.17%)
     76,800   Solta Medical, Inc. *                                                                       234,240
                                                                                                  ----------------
              MEDICAL LASER SYSTEMS (0.26%)
     35,100   Cynosure, Inc. *,(b)                                                                        359,073
                                                                                                  ----------------
              MEDICAL PRODUCTS (3.10%)
     46,500   Hospira, Inc. *,(b)                                                                       2,589,585
     55,100   Syneron Medical, Ltd. - (Israel) *,(b), (c)                                                 561,469
    216,600   TomoTherapy, Inc. *,(b)                                                                     781,926
     85,200   Uroplasty Inc. *                                                                            342,504
                                                                                                  ----------------
                                                                                                        4,275,484
                                                                                                  ----------------

                      The preceding notes are an integral part of these financial statements.


                                                                                                                24

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010


   SHARES                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
              COMMON STOCK (CONTINUED)
              ------------------------
              THERAPEUTICS (11.10%)
    560,000   Allos Therapeutics, Inc. *,(b)                                                       $    2,581,600
    156,000   Biomarin Pharmaceutical, Inc. *,(b)                                                       4,201,080
    650,000   Pharmacyclics, Inc. *,(b)                                                                 3,952,000
    180,000   Warner Chilcott PLC - (Ireland) *,(b), (c)                                                4,060,800
    213,400   YM Biosciences Inc. - (Canada) *,(c)                                                        497,222
                                                                                                  ----------------
                                                                                                       15,292,702
                                                                                                  ----------------
              TOTAL COMMON STOCK (Cost $140,249,950)                                                  151,520,494
                                                                                                  ----------------
              WARRANTS (0.23%)
              ----------------
              MEDICAL - BIOMEDICAL/GENETICS (0.08%)
     91,000   Anadys Pharmaceuticals, Inc., $2.75, 06/09/14 *                                              14,560
    333,700   Novelos Therapeutics, Inc., $0.11, 07/27/15 *                                                 3,337
    150,000   Talon Therapeutics, Inc., $0.01, 10/07/16 *                                                  70,500
     62,500   Talon Therapeutics, Inc., $0.60, 10/07/16 *                                                  21,250
    330,000   Targeted Genetics Corp., $3.25, 06/22/12 *                                                       --
                                                                                                  ----------------
                                                                                                          109,647
                                                                                                  ----------------
              MEDICAL LABS & TESTING SERVICES (0.00%)
         45   Orchid Biosciences, Inc., $21.70, 07/24/11 *                                                     --
         45   Orchid Biosciences, Inc., $23.50, 09/20/11 *                                                     --
        120   Orchid Biosciences, Inc., $8.05, 12/12/11 *                                                      --
                                                                                                  ----------------
                                                                                                               --
                                                                                                  ----------------
              THERAPEUTICS (0.15%)
    243,000   Alexza Pharmaceuticals, Inc., $2.77, 10/05/16 *                                             201,690
                                                                                                  ----------------
              TOTAL WARRANTS (Cost $215,750)                                                              311,337
                                                                                                  ----------------
 NUMBER OF
 CONTRACTS
-----------
              PURCHASED OPTIONS (0.47%)
              -------------------------
              MEDICAL - BIOMEDICAL/GENETICS (0.16%)
        280   Alnylam Pharmaceuticals Inc., 01/22/11 $10 Put                                               12,600
        280   Genzyme Corp, 01/22/11 $70 Call                                                              63,840
        335   Illumina Inc., 01/22/11 $65 Put                                                             107,535
        271   NPS Pharmaceuticals, Inc., 02/19/11 $5 Put                                                    9,485
        203   NPS Pharmaceuticals, Inc., 02/19/11 $7.50 Call                                               34,510
                                                                                                  ----------------
                                                                                                          227,970
                                                                                                  ----------------
              MEDICAL - DRUGS (0.07%)
        335   Cephalon Inc., $65 01/22/11 Call                                                             20,100
        110   Medivation Inc., $20 01/21/12 Call                                                           30,800
        110   Orexigen Therapeutics Inc., $10 07/16/11 Call                                                18,150
        110   Orexigen Therapeutics Inc., $8 07/16/11 Put                                                  29,150
                                                                                                  ----------------
                                                                                                           98,200
                                                                                                  ----------------
              MEDICAL INSTRUMENTS (0.11%)
        305   Volcano Corporation, 01/22/11 $22.50 Call                                                   146,400
                                                                                                  ----------------

                      The preceding notes are an integral part of these financial statements.


                                                                                                                25

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010

 NUMBER OF
 CONTRACTS                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
              PURCHASED OPTIONS (CONTINUED)
              -----------------------------
              OPTICAL SUPPLIES (0.08%)
        300   Alcon, Inc., 01/22/11 $160 Call                                                      $      111,000
         55   Alcon, Inc., 01/22/11 $165 Call                                                                 825
                                                                                                  ----------------
                                                                                                          111,825
                                                                                                  ----------------
              THERAPEUTICS (0.05%)
        280   January 11 Calls on PCYC US Call 5 01/22/11                                                  29,400
        350   Warner Chilcott PLC, 01/22/11 $21.50 Call - (Ireland) (c)                                    35,000
                                                                                                  ----------------
                                                                                                           64,400
                                                                                                  ----------------
              TOTAL PURCHASED OPTIONS (Cost $932,285)                                                     648,795
                                                                                                  ----------------
              TOTAL INVESTMENTS IN SECURITIES (Cost $145,355,818)                                     156,768,953
                                                                                                  ----------------
  SHARES
-----------
              SECURITIES SOLD, NOT YET PURCHASED ((42.91)%)
              ---------------------------------------------
              COMMON STOCK SOLD, NOT YET PURCHASED ((42.91)%)
              -----------------------------------------------
              DIAGNOSTIC KITS ((1.30)%)
   (54,400)   Qiagen NV - (Netherlands) *,(c)                                                          (1,063,520)
   (49,800)   Quidel Corp. *                                                                             (719,610)
                                                                                                  ----------------
                                                                                                       (1,783,130)
                                                                                                  ----------------
              DRUG DELIVERY SYSTEMS ((1.37)%)
  (147,000)   Nektar Therapeutics *                                                                    (1,888,950)
                                                                                                  ----------------
              MEDICAL - BIOMEDICAL/GENETICS ((10.29)%)
   (59,000)   Acorda Therapeutics, Inc. *                                                              (1,608,340)
   (96,700)   Alnylam Pharmaceuticals, Inc. *                                                            (953,462)
  (112,800)   Exelixis Inc.                                                                              (926,088)
  (141,000)   Geron Corp. *                                                                              (728,970)
   (40,000)   Life Technologies Corp. *                                                                (2,220,000)
   (63,000)   Myriad Genetics, Inc. *                                                                  (1,438,920)
   (89,300)   Nymox Pharmaceutical Corp. - (Canada) (c)                                                  (628,672)
  (151,200)   Protalix Biotherapeutics, Inc. *                                                         (1,508,976)
   (24,000)   Regeneron Pharmaceuticals Inc.                                                             (787,920)
  (124,000)   Sequenom, Inc. *                                                                           (994,480)
  (122,800)   Sinovac Biotech Ltd. - (Antigua and Barbados) (c)                                          (555,056)
   (28,900)   United Therapeutics Corp. *                                                              (1,827,058)
                                                                                                  ----------------
                                                                                                      (14,177,942)
                                                                                                  ----------------
              MEDICAL - DRUGS ((16.74)%)
   (55,000)   Astellas Pharmaceutical Co., Ltd. - (Japan) (c)                                          (2,098,874)
   (89,000)   AstraZeneca Plc - (United Kingdom) (c)                                                   (4,071,614)
   (29,200)   Auxilium Pharmaceuticals, Inc. *                                                           (616,120)
  (124,600)   Cadence Pharmaceuticals, Inc. *                                                            (940,730)
  (155,000)   Chugai Pharmaceutical Co., Ltd. - (Japan) (c)                                            (2,847,614)
  (109,000)   Eli Lilly & Company                                                                      (3,819,360)
  (124,000)   H. Lundbeck A/S - (Denmark) (c)                                                          (2,366,222)
  (127,000)   Hi-Tech Pharmacal Co., Inc. *                                                            (3,168,650)
   (34,300)   Ono Pharmaceutical Co., Ltd. - (Japan) (c)                                               (1,602,863)
  (275,200)   Theratechnologies, Inc. - (Canada) (c)                                                   (1,514,965)

                      The preceding notes are an integral part of these financial statements.


                                                                                                                26

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010

   SHARES                                                                                             FAIR VALUE
------------------------------------------------------------------------------------------------------------------
              COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
              ------------------------------------------------
              MEDICAL - DRUGS (CONTINUED)
      (500)   Zealand Pharma A/S - (Denmark) (c)                                                   $       (6,301)
                                                                                                  ----------------
                                                                                                      (23,053,313)
                                                                                                  ----------------
              MEDICAL - GENERIC DRUGS ((1.02)%)
   (27,000)   Teva Pharmaceutical Industries, Ltd. (d)                                                 (1,407,510)
                                                                                                  ----------------
              MEDICAL - IMAGING SYSTEMS ((0.03)%)
   (11,900)   MELA Sciences Inc.                                                                          (39,865)
                                                                                                  ----------------
              MEDICAL - OUTPATIENT/HOME MEDICINE ((0.85)%)
   (43,500)   Lincare Holdings, Inc.                                                                   (1,167,105)
                                                                                                  ----------------
              MEDICAL INFORMATION SYSTEMS ((0.74)%)
   (14,600)   Quality Systems, Inc.                                                                    (1,019,372)
                                                                                                  ----------------
              MEDICAL INSTRUMENTS ((3.45)%)
   (36,000)   Arthrocare Corp. *                                                                       (1,118,160)
   (68,000)   Medtronic, Inc.                                                                          (2,522,120)
   (26,000)   St. Jude Medical, Inc.                                                                   (1,111,500)
                                                                                                  ----------------
                                                                                                       (4,751,780)
                                                                                                  ----------------
              MEDICAL PRODUCTS ((3.81)%)
   (38,000)   Becton Dickinson & Co.                                                                   (3,211,760)
    (7,000)   Haemonetics Corp. *                                                                        (442,260)
   (23,000)   Varian Medical Systems, Inc.                                                             (1,593,440)
                                                                                                  ----------------
                                                                                                       (5,247,460)
                                                                                                  ----------------
              OPTICAL SUPPLIES ((1.74)%)
   (20,700)   Essilor International SA - (France) (c)                                                  (1,337,818)
    (4,600)   Straumann Holding AG - (Switzerland) (c)                                                 (1,056,110)
                                                                                                  ----------------
                                                                                                       (2,393,928)
                                                                                                  ----------------
              THERAPEUTICS ((1.57)%)
   (70,300)   ThromboGenics NV - (Belgium) *,(c)                                                       (2,168,199)
                                                                                                  ----------------
              TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of
              Sales $(55,506,567))                                                                    (59,098,554)
                                                                                                  ----------------
              TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales
              $(55,506,567))                                                                          (59,098,554)
                                                                                                  ----------------

 NUMBER OF
 CONTRACTS
-----------
              DERIVATIVE CONTRACTS ((0.91)%)
              ------------------------------
              WRITTEN OPTIONS ((0.02)%)
              MEDICAL - DRUGS ((0.01)%)
      (225)   Pfizer, Inc., 01/21/12 $12.50 Put                                                           (10,125)
      (225)   Pfizer, Inc., 01/21/12 $22.50 Call                                                           (5,400)
      (445)   Pfizer, Inc., 01/22/11 $15 Put                                                                 (890)
      (445)   Pfizer, Inc., 01/22/11 $20 Call                                                                (445)
                                                                                                  ----------------
                                                                                                          (16,860)
                                                                                                  ----------------

                      The preceding notes are an integral part of these financial statements.


                                                                                                                27

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010

 NUMBER OF
 CONTRACTS                                                                                            FAIR VALUE
------------------------------------------------------------------------------------------------------------------
              WRITTEN OPTIONS (CONTINUED)
              ---------------------------
              MEDICAL INSTRUMENTS ((0.01)%)
       (235)  Volcano Corporation, 01/22/11 $20 Put                                                $       (1,175)
       (235)  Volcano Corporation, 01/22/11 $30 Call                                                       (5,875)
                                                                                                  ----------------
                                                                                                           (7,050)
                                                                                                  ----------------
              OPTICAL SUPPLIES (0.00%)
       (300)  Alcon, Inc., 01/22/11 $155 Put                                                               (1,500)
        (55)  Alcon, Inc., 01/22/11 $160 Put                                                                 (825)
       (355)  Alcon, Inc., 01/22/11 $175 Call                                                              (2,485)
                                                                                                  ----------------
                                                                                                           (4,810)
                                                                                                  ----------------
              TOTAL WRITTEN OPTIONS (Premiums $(468,828))                                                 (28,720)
                                                                                                  ----------------

  NOTIONAL
 AMOUNT ($)
-----------
              SWAPS ((0.89)%)
                                                                                                  ----------------
(13,743,020)  Equity Swap, short exposure                                                              (1,226,292)
                                                                                                  ----------------
              TOTAL SWAPS                                                                              (1,226,292)
                                                                                                  ----------------
              TOTAL DERIVATIVE CONTRACTS (Proceeds of Sales $(468,828))                                (1,255,012)
                                                                                                  ----------------
   TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET
   PURCHASED AND DERIVATIVE CONTRACTS -- 70.00%                                                        96,415,387
                                                                                                  ----------------
   OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 30.00%                                               41,312,300
                                                                                                  ----------------
   TOTAL MEMBERS' CAPITAL -- 100.00%                                                               $  137,727,687
                                                                                                  ================

Percentages shown represent a percentage of members' capital as of December 31, 2010.

*    Non-income producing security.

(a)  Restricted security - private investment valued at fair value.

(b)  Partially or wholly held ($142,614,059  total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(c)  Foreign.

(d)  American Depository Receipt.

EQUITY SWAPS

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAP AS OF DECEMBER 31, 2010:

   Notional      Maturity                                 Description                                 Unrealized
   --------      --------                                 -----------                                 ----------
    Amount         Date                                                                              Depreciation
    ------         ----                                                                              ------------

     Sell            *      Agreement with Goldman Sachs & Co., to pay the total return of the
 $(13,743,020)              Orbimed Custom Index Modified Short Hedge in an exchange for an amount
                            to be paid monthly, equal to the USD LIBOR-BBA Monthly plus 96 bps.      $(1,226,292)
                                                                                                    --------------
                                                                                                     $(1,226,292)
                                                                                                    ==============

--------------
*    Perpetual maturity. Resets monthly.

                      The preceding notes are an integral part of these financial statements.


                                                                                                                28

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010

The  following  is a summary of the inputs used in valuing  the Fund's  investments  at fair value.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  There was one transfer from Level 2 to Level 1 as of December 31, 2010, due to the removal of a restriction on the security that existed at December 31, 2009.

ASSETS TABLE

---------------------------------------------------------------------------------------------------------------
                                                 TOTAL FAIR
                                                  VALUE AT
                                                DECEMBER 31,        LEVEL 1          LEVEL 2         LEVEL 3
DESCRIPTION                                         2010
---------------------------------------------------------------------------------------------------------------
Investments in Securities
    Corporate Bonds
       Medical - Biomedical/Genetics           $    1,760,301   $            --   $         --   $    1,760,301
       Medical - Drugs                              2,528,026                --             --        2,528,026
                                               ----------------------------------------------------------------
    TOTAL CORPORATE BONDS                           4,288,327                --             --        4,288,327
                                               ----------------------------------------------------------------
    Common Stock
       Dental Supplies & Equipment                  1,367,800         1,367,800             --               --
       Diagnostic Equipment                           924,011           924,011             --               --
       Diagnostic Kits                              1,466,825         1,466,825             --               --
       Drug Delivery Systems                        1,565,700         1,565,700             --               --
       Instruments - Scientific                     3,847,520         3,847,520             --               --
       Medical - Biomedical/Genetics               45,946,093        45,946,093             --               --
       Medical - Drugs                             60,518,933        60,518,933             --               --
       Medical - Generic Drugs                      9,002,396         9,002,396             --               --
       Medical - HMO                                5,470,832         5,470,832             --               --
       Medical - Outpatient/Home Medicine             314,250           314,250             --               --
       Medical - Wholesale Drug Distribution          934,635           934,635             --               --
       Medical Instruments                            234,240           234,240             --               --
       Medical Laser Systems                          359,073           359,073             --               --
       Medical Products                             4,275,484         4,275,484             --               --
       Therapeutics                                15,292,702        15,292,702             --               --
                                               ----------------------------------------------------------------
    TOTAL COMMON STOCK                            151,520,494       151,520,494             --               --
                                               ----------------------------------------------------------------
    Warrants
       Medical - Biomedical/Genetics                  109,647                --        109,647               --
       Medical Labs & Testing Services                     --                --             --               --
       Therapeutics                                   201,690                --        201,690               --
                                               ----------------------------------------------------------------
    TOTAL WARRANTS                                    311,337                --        311,337               --
                                               ----------------------------------------------------------------
    Purchased Options
       Medical - Biomedical/Genetics                  227,970           227,970             --               --
       Medical - Drugs                                 98,200            98,200             --               --
       Medical Instruments                            146,400           146,400             --               --
       Optical Supplies                               111,825           111,825             --               --
       Therapeutics                                    64,400            64,400             --               --
                                               ----------------------------------------------------------------
    TOTAL PURCHASED OPTIONS                           648,795           648,795             --               --
                                               ----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES                $  156,768,953   $   152,169,289   $    311,337   $    4,288,327
                                               ================================================================
TOTAL ASSETS                                   $  156,768,953   $   152,169,289   $    311,337   $    4,288,327
                                               ----------------------------------------------------------------

                      The preceding notes are an integral part of these financial statements.


                                                                                                                29

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010

LIABILITIES TABLE

---------------------------------------------------------------------------------------------------------------
                                                  TOTAL FAIR
                                                   VALUE AT
                                                 DECEMBER 31,        LEVEL 1          LEVEL 2        LEVEL 3
DESCRIPTION                                          2010
---------------------------------------------------------------------------------------------------------------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Diagnostic Kits                           $   (1,783,130)  $    (1,783,130)  $          --   $         --
      Drug Delivery Systems                         (1,888,950)       (1,888,950)             --             --
      Medical - Biomedical/Genetics                (14,177,942)      (14,177,942)             --             --
      Medical - Drugs                              (23,053,313)      (23,053,313)             --             --
      Medical - Generic Drugs                       (1,407,510)       (1,407,510)             --             --
      Medical - Imaging Systems                        (39,865)          (39,865)             --             --
      Medical - Outpatient/Home Medicine            (1,167,105)       (1,167,105)             --             --
      Medical Information Systems                   (1,019,372)       (1,019,372)             --             --
      Medical Instruments                           (4,751,780)       (4,751,780)             --             --
      Medical Products                              (5,247,460)       (5,247,460)             --             --
      Optical Supplies                              (2,393,928)       (2,393,928)             --             --
      Therapeutics                                  (2,168,199)       (2,168,199)             --             --
                                                ---------------------------------------------------------------
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED      (59,098,554)      (59,098,554)             --             --
                                                ---------------------------------------------------------------
TOTAL SECURITIES SOLD, NOT YET PURCHASED        $  (59,098,554)  $   (59,098,554)  $          --   $         --
                                                ---------------------------------------------------------------
Derivative Contracts
   Written Options
      Medical - Drugs                                  (16,860)          (16,860)             --             --
      Medical Instruments                               (7,050)           (7,050)             --             --
      Optical Supplies                                  (4,810)           (4,810)             --             --
                                                ---------------------------------------------------------------
   TOTAL WRITTEN OPTIONS                               (28,720)          (28,720)             --             --
                                                ---------------------------------------------------------------
   Equity Swap                                      (1,226,292)               --      (1,226,292)            --
                                                ---------------------------------------------------------------
TOTAL DERIVATIVE CONTRACTS                      $   (1,255,012)  $       (28,720)  $  (1,226,292)  $         --
                                                ---------------------------------------------------------------
TOTAL LIABILITIES                               $  (60,353,566)  $   (59,127,274)  $  (1,226,292)  $         --
                                                ---------------------------------------------------------------

     The following is a reconciliation of assets in which significant  unobservable  inputs (Level 3) were used in determining fair value:

                                                                           CHANGE IN
                               BALANCE AS OF   ACCRUED                     UNREALIZED       NET       TRANSFERS IN  BALANCE AS OF
                                DECEMBER 31,  DISCOUNTS  REALIZED GAIN/  APPRECIATION/   PURCHASES/  AND/OR OUT OF   DECEMBER 31,
         DESCRIPTION                2009      /PREMIUMS      (LOSS)       DEPRECIATION    (SALES)       LEVEL 3         2010
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities
CORPORATE BONDS

Medical - Biomedical/Genetics   $  1,525,318  $     708    $        -      $  470,409   $  (236,134)   $      -      $ 1,760,301
Medical - Drugs                    3,225,679     10,907        18,960          28,169      (755,689)          -        2,528,026
                               --------------------------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS             4,750,997     11,615        18,960         498,578      (991,823)          -        4,288,327

                               --------------------------------------------------------------------------------------------------
ENDING BALANCE                  $  4,750,997  $  11,615    $   18,960      $  498,578   $  (991,823)   $      -      $ 4,288,327
                               --------------------------------------------------------------------------------------------------

Net change in unrealized  appreciation/(depreciation)  on Level 3 assets and liabilities still held as of December
31, 2010 is $498,578.

                      The preceding notes are an integral part of these financial statements.


                                                                                                                30

                                                                                       UBS EUCALYPTUS FUND, L.L.C.

                                                                     SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                                                 DECEMBER 31, 2010

                                                                                                 December 31, 2010
                                                                                            Percentage of Members'
Investments in Securities - By Country                                                                 Capital (%)
--------------------------------------                                          ----------------------------------
 United States                                                                                             52.82%
 Japan                                                                                                      9.86%
 Switzerland                                                                                                9.50%
 Ireland                                                                                                    2.97%
 Sweden                                                                                                     1.06%
 China                                                                                                      0.68%
 Cayman Islands                                                                                             0.54%
 Israel                                                                                                     0.41%
 Denmark                                                                                                  (0.31%)
 Antigua and Barbados                                                                                     (0.40%)
 Netherlands                                                                                              (0.77%)
 France                                                                                                   (0.97%)
 Canada                                                                                                   (1.20%)
 Belgium                                                                                                  (1.57%)
 United Kingdom                                                                                           (1.71%)

                                                                                December 31, 2010
Investments in Derivative Contracts - By Country                                Percentage of Members' Capital (%)
------------------------------------------------                                ----------------------------------
 United States                                                                                            (0.91%)

                      The preceding notes are an integral part of these financial statements.


                                                                                                                31

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining to the Directors and Officers of the Fund as of December 31, 2010 is set forth below.  The statement of additional  information  (SAI) includes  additional  information about the Directors and is available without charge,  upon request,  by calling UBS Alternative and  Quantitative  Investments LLC ("UBS A&Q") at (888)
793-8637.

                                                                                 NUMBER OF
                                                                                PORTFOLIOS     OTHER TRUSTEESHIPS/
                                                                                  IN FUND     DIRECTORSHIPS HELD BY
                            TERM OF OFFICE                                        COMPLEX       DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND      AND LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY    FUND COMPLEX DURING
POSITION(S) WITH FUNDS      TIME SERVED(1)          DURING PAST 5 YEARS         DIRECTOR(2)     THE PAST 5 YEARS
------------------------   ----------------   -------------------------------   -----------   ---------------------
                                               INDEPENDENT DIRECTORS

George W. Gowen (81) UBS        Term --       Law partner of Dunnington,             11       None
Alternative and               Indefinite      Bartholow & Miller.
 Quantitative Investments    Length--since
LLC 677 Washington         Commencement of
Boulevard Stamford,           Operations
Connecticut 06901
Director

Stephen H. Penman (64)          Term --       Professor of Financial                 11       None
UBS Alternative and           Indefinite      Accounting of the Graduate
 Quantitative Investments    Length--since    School of Business, Columbia
LLC 677 Washington           July 1, 2004     University.
Boulevard Stamford,
Connecticut 06901
Director

Virginia G. Breen (46)          Term --       General Partner of Sienna              11       Director of: Modus
UBS Alternative and           Indefinite      Ventures; General Partner of                    Link, Inc.; Excelsior
 Quantitative Investments    Length--since    Blue Rock Capital.                              Absolute Return Fund
LLC 677 Washington           May 2, 2008                                                      of Funds, L.L.C.;
Boulevard Stamford,                                                                           Excelsior Buyout
Connecticut 06901                                                                             Investors, L.L.C.;
Director                                                                                      Excelsior LaSalle
                                                                                              Property Fund, Inc;
                                                                                              UST Global Private
                                                                                              Markets Fund, L.L.C.

                                                INTERESTED DIRECTOR

Meyer Feldberg (68)(3)          Term --       Dean Emeritus and Professor of         58       Director of:
UBS Alternative and           Indefinite      Management of the Graduate                      Primedia, Inc.;
 Quantitative Investments    Length--since    School of Business, Columbia                    Macy's, Inc.; Revlon,
LLC 677 Washington         Commencement of    University; Senior Advisor for                  Inc.; NYC Ballet;
Boulevard Stamford,           Operations      Morgan Stanley.                                 SAPPI Ltd. Advisory
Connecticut 06901                                                                             Director of Welsh
Director                                                                                      Carson Anderson &
                                                                                              Stowe.
                                         OFFICER(S) WHO ARE NOT DIRECTORS

William J. Ferri (44)           Term --       Global Head of UBS Alternative        N/A                N/A
UBS Alternative and           Indefinite      and Quantitative Investments
 Quantitative Investments    Length--since    LLC since June 2010. Prior to
LLC 677 Washington         October 1, 2010    serving in this role, he was
Boulevard Stamford,                           Deputy Global Head of UBS
Connecticut 06901                             Alternative and Quantitative
Principal Executive                           Investments LLC.
Officer

Robert F. Aufenanger            Term --       Executive Director of UBS             N/A                N/A
(57) UBS Alternative and      Indefinite      Alternative and Quantitative
 Quantitative Investments    Length--since    Investments LLC since October
LLC 677 Washington           May 1, 2007      2010. Prior to October 2010,
Boulevard Stamford,                           Executive Director of UBS
Connecticut 06901                             Alternative Investments US
Principal Accounting                          from April 2007 to October
Officer                                       2010. Prior to April 2007,
                                              Chief Financial Officer and
                                              Senior Vice President of
                                              Alternative Investments Group
                                              of U.S. Trust Corporation from
                                              2003 to 2007.

                                                                                 NUMBER OF
                                                                                PORTFOLIOS     OTHER TRUSTEESHIPS/
                                                                                  IN FUND     DIRECTORSHIPS HELD BY
                            TERM OF OFFICE                                        COMPLEX       DIRECTOR OUTSIDE
NAME, AGE, ADDRESS AND      AND LENGTH OF         PRINCIPAL OCCUPATION(S)       OVERSEEN BY    FUND COMPLEX DURING
POSITION(S) WITH FUNDS      TIME SERVED(1)          DURING PAST 5 YEARS         DIRECTOR(2)     THE PAST 5 YEARS
------------------------   ----------------   -------------------------------   -----------   ---------------------
Frank S. Pluchino (51)           Term -       Executive Director of UBS             N/A                N/A
UBS Alternative and            Indefinite     Alternative and Quantitative
Quantitative Investments      Length--since   Investments LLC since October
LLC 677 Washington           July 19, 2005    2010. Prior to October 2010,
Boulevard Stamford,                           Executive Director of
Connecticut 06901 Chief                       Compliance of UBS Financial
Compliance Officer                            Services Inc. from 2003 to
                                              2010 and Deputy Director of
                                              Compliance of UBS Financial
                                              Services of Puerto Rico Inc.
                                              from October 2006 to October
                                              2010.

(1)  The Fund commenced operations on November 18, 1999.

(2)  Of the 58 funds/portfolios in the complex, 47 are advised by an affiliate of UBS Financial Services Inc.
     ("UBSFS") and 11 comprise the UBS A&Q Family of Funds.

(3)  Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS A&Q Family of Funds may do business. Mr. Feldberg is not affiliated with UBSFS or its affiliates.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Global Asset Management Sales
Desk at 888-793-8637.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 212-821-6053.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,300 in 2010 and $85,830 in 2009. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $6,500 in 2010 and $2,000 in 2009. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $91,000 in 2010 and $92,000 in 2009. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2010 and $0 in 2009.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $2.273 million for 2010 and $3.029 million for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

ORBIMED ADVISORS LLC AND AFFILIATES
PROXY VOTING POLICIES

Adopted: June 9, 2003
Revised: December 27, 2007
Revised: September 30, 2009

     A. INTRODUCTION

The Advisers recognize their fiduciary responsibilities to actively monitor all aspects of the operations of the RICs and Funds managed by OrbiMed. OrbiMed has always placed paramount importance on its oversight of the implementation of the RICs and Funds' investment strategies and the overall management of the RICs and Funds' investments. A critical aspect of the investment management of the RICs and Funds continues to be the effective assessment and voting of proxies relating to the RICs and Funds' portfolio securities, as well as an analyses related to its participation in class actions.

The Advisers have each adopted and implemented policies (and the procedures into which they are incorporated) that each Adviser believes is reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act, as amended. The Advisers' authority to vote the proxies of their client is established by their advisory contracts or similar documentation. These proxy policies (and the procedures into which they are incorporated) reflect the SEC requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

     B. OVERVIEW

Each Adviser manages its clients' assets with the overriding goal of seeking to provide the greatest possible return to shareholders consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients' rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies' economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval. For example, the election of directors or the approval of a company's stock option plans for directors, officers or employees. Each Adviser is adopting the formal written guidelines described in detail below and will utilize such guidelines in voting proxies on behalf of its clients. These guidelines are designed to promote accountability of a company's management and Board of Directors to its shareholders and to align the interests of management with those of shareholders.

In seeking to ensure a level of consistency and rationality in the proxy voting process, the guidelines contained in these policies are designed to address the manner in which certain matters that arise regularly in proxies will generally be voted. However, each Adviser takes the view that these guidelines should not be used as mechanical instructions for the exercise of this important shareholder right. Except in the instance of routine matters related to corporate administrative matters which are not expected to have a significant economic impact on the company or its shareholders (on which the Advisers will routinely vote with management), the Advisers will review each matter on a case-by-case basis and reserve the right to deviate from these guidelines when the situation requires such a deviation. In addition, no set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to monitor RiskMetrics, whose role is described in the next paragraph, and in certain cases vote proxies on behalf of each Adviser's clients) may seek insight from the Adviser's Analysts, Portfolio Managers ("PMs") and the CCO on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly. The guidelines are just that: guidelines - they are not hard and fast rules, simply because corporate governance issues are so varied.

The Advisers have retained RiskMetrics Group ("RiskMetrics"), an independent firm thatanalyzes proxies and provides research and objective vote recommendations, to provide detailed analysis and voting recommendations for each proxy matter requiring a vote. In providing these recommendations, RiskMetrics expects that it will utilize its own proxy voting procedures (the "RiskMetrics Proxy Guidelines"), which the Advisers have determined to be largely consistent with the views of the Advisers on common types of proxy proposals. As a matter of practice, each recommendation of RiskMetrics is distributed to the Proxy Administrator, and as necessary the Adviser's investment team, to determine whether RiskMetrics' vote recommendations should be rejected and an alternative vote should be entered. To assure the quality of RiskMetrics' engagement, the Proxy Administrator will review periodic service reports prepared by RiskMetrics. The Proxy Administrator also will review the RiskMetrics Proxy Guidelines at least annually (and upon notice from RiskMetrics of their material amendment) to ensure those Guidelines continue to be largely consistent with the Advisers' views on each subject. Finally, the Proxy Administrator will review on the same timetable RiskMetrics' conflict management procedures with respect to its voting recommendations.

In cases when RiskMetrics does not issue a recommendation on voting or when the Advisers determine to proceed with an alternative vote from that recommended, the Adviser will use its best judgment to vote on such issues on behalf of clients, in accord with the guidelines described below. The Proxy Administrator will then cast the vote, generally through an RiskMetrics system. The CCO will limit access to the RiskMetrics system to the appropriate personnel.

     C. PROXY VOTING GUIDELINES

The following guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these guidelines when voting proxies on behalf of its clients.

     1. ELECTION OF BOARD OF DIRECTORS. The Advisers believe that a Board of Directors should primarily be independent, not have significant ties to management and consist of members who are all elected annually. In addition, the Advisers believe that important board committees (e.g. audit, nominating and compensation committees) should be independent. In general,

               a. The Advisers will support the election of directors that result in a Board made up of a majority of independent directors.

               b. The Advisers will determine on a case-by-case basis whether or not it is appropriate for non-independent directors to serve on the audit, compensation, and/or nominating committees of a Board of directors.

               c. The Advisers will hold directors accountable for the actions of Board's committees. For example, the Advisers will consider withholding votes for nominees who have recently approved compensation arrangements that the Advisers deem excessive or propose equity-based compensation plans that unduly dilute the ownership interests of stockholders.

               d. The Advisers will generally support efforts to declassify existing Boards, and will generally classified Board structures.

               e. The Advisers will vote against proposals for cumulative voting, confidential stockholder voting and the granting of pre-emptive rights.

     2. APPROVAL OF INDEPENDENT AUDITORS. The Advisers believe that the relationship between the company and its auditors should be limited primarily to the audit engagement and closely allied audit related and tax services, although non-audit services may be provided so long as they are consistent with the requirements of the Sarbanes-Oxley Act and, if required, have been approved by an independent audit committee. The Advisers will also consider the reputation of the auditor and any problems that have arisen in the auditor's performance of services to the company.

     3. EXECUTIVE COMPENSATION. The Advisers believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of management, Employees, and directors. However, the Advisers are opposed to plans that substantially dilute shareholders ownership interests in the company, or have objectionable structural features.

               a. The Advisers will generally vote against plans where total potential dilution (including all equity-based plans) seems likely to exceed 25% of shares outstanding over ten years and extends longer than ten years.

               b. The Advisers will generally vote against plans if annual option grants typically exceed 2% of shares outstanding.

                    These total and annual dilution thresholds are guidelines, not ceilings, and when assessing a plan's impact on our shareholdings the Advisers consider other factors such as industry practices company and stock performance and management credibility. The Proxy Administrator may consult with the relevant analyst(s) or PM(s) or, if appropriate, the CCO, to determine when or if it may be appropriate to exceed these guidelines.

               c. The Advisers will typically vote against plans that have any of the following structural features:

                         i. Ability to re-price underwater options without shareholder approval.

                         ii. The unrestricted ability to issue options with an exercise price below the stock's current market price.

                         iii. Automatic share replenishment ("evergreen")
                              feature.

               d. The Advisers are supportive of measures intended to increase longterm stock ownership by executives. These may include:

                         i. Requiring senior executives to hold a minimum amount of stock in the company (frequently expressed as a certain multiple of the executive's salary).

                         ii.  Using restricted stock grants instead of options.

               e. The Advisers will support the use of employee stock purchase plans to increase company stock ownership by Employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

                    In assessing a company's executive compensation plan, the Advisers will weigh all components of the plan. For example, the grant of stock options to executives of a company in a particular year may appear excessive if that grant goes above 2% of the shares outstanding of the company. However, such grants may be appropriate if the senior management of the company has accepted significantly reduced cash compensation for the year in lieu of receiving a greater number of options.

     4. CORPORATE STRUCTURE MATTERS/ANTI-TAKEOVER DEFENSES. As a general matter, the Advisers oppose anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. In general:

               a. Because a classified board structure prevents shareholders from electing a full slate of directors annually, the Advisers will typically vote against proposals to create classified boards and vote in favor of shareholder proposals to declassify a board.

               b. The Advisers will vote for proposals to subject shareholder rights plans ("poison pills") to a shareholder vote.

               c. The Advisers will vote for proposals to lower barriers to shareholder action (for example, limiting rights to call special meetings or act by written consent).

               d. The Advisers will vote against proposals for a separate class of stock with disparate voting rights.

               e. The Advisers will vote on a case-by-case basis on board approved proposals regarding changes to a company's capitalization, provided that the Advisers will generally vote in favor of proposal authorizing the issuance of additional common stock (except in the case of a merger, restructuring or other significant corporate event which will be handled on a case-by-case basis) provided that such issuance does not exceed three times the number of currently outstanding shares.

     5. STATE OF INCORPORATION/OFFSHORE PRESENCE. Under ordinary circumstances, the Advisers will not interfere with a choice to reincorporate or reorganize a company in a different jurisdiction, provided that management's decision has been approved by a board of Directors. The Advisers recognize that there may be benefits to reincorporation (such as tax benefits and more developed business laws in the jurisdiction of reincorporation). Each proposal to reincorporate in another jurisdiction will be reviewed on a case-by-case basis to determine whether such actions are in the best interests of the shareholders of the company including the Advisers' clients.

     6. ENVIRONMENTAL/SOCIAL POLICY ISSUES. The Advisers believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the company's board of directors. The Advisers recognize that certain social and environmental issues raised in shareholder proposals are the subject of vigorous public debate and many are the subject of legal statutes or regulation by federal and/or state agencies. The Advisers generally support management on these types of proposals, though they may make exceptions in certain instances where they believe a proposal has substantial economic implications. The Advisers expect that the companies in which they invest their clients' assets will act as responsible corporate citizens.

     7. CIRCUMSTANCES UNDER WHICH THE ADVISERS WILL ABSTAIN FROM VOTING. The Advisers will seek to vote all proxies for clients who have delegated the responsibility to vote such proxies to the Advisers. Under certain circumstances, the costs to their clients associated with voting such proxies would outweigh the benefit derived from exercise the right to vote. In those circumstances, the Advisers will make a case-by-case determination on whether or not to vote such proxies. In the cases of countries which require so-called "share-blocking," the Advisers may also abstain from voting. The Advisers will not seek to vote proxies on behalf of their clients unless they have agreed to take on that responsibility on behalf of a client. Finally, the Advisers may be required to abstain from voting on a particular proxy in a situation where a conflict exists between the Adviser and its client and the Adviser. The policy for resolution of such conflicts is described below in Section F.

     D. CLASS ACTIONS

The Advisers recognize that as fiduciaries they have a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, Funds who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a proof of claim form which is submitted to RiskMetrics, who also acts as the Claims Administrator. After the Claims Administrator receives all proof of claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

As Claims Administrator, the Advisers have retained RiskMetrics to opine on, and ultimately determine whether or not the Advisers participate in class actions on behalf of the Funds. The Advisers believe that delegating this decision-making authority to RiskMetrics will ultimately serve in the best interests of the Funds, as well as enable the Advisers to maintain continued strong relations with portfolio companies. The Advisers will provide disclosure to the Funds regarding its Proxy Voting policy and procedures in Part II of Form ADV.

     E. RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Advisers Act, as amended. Those records will include:

          1.   A copy of the Advisers' proxy voting policies and procedures;

          2. Proxy statements received regarding client securities (if such proxies are available on the SEC's EDGAR system or a third party undertakes to promptly provide a copy of such documents to the Advisers, the Advisers do not need to retain a separate copy of the proxy statement);

          3. A record of each vote cast, which will include a brief statement as to the rationale for any vote's deviation from the corresponding RiskMetrics recommendation;

          4. A copy of any document created by the Advisers that was material to making a decision on how to vote a proxies for a client or that memorializes the basis for such a decision; and

          5. Each written client request for proxy voting records and the Advisers' written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers (or by delegation to RiskMetrics, on the RiskMetrics user's web site or at RiskMetrics's offices as necessary) for two years after they are created.

     F. IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

In effecting our policy of voting proxies in the best interest of our clients, there may be occasions where the voting of such proxies may present an actual or perceived conflict of interest between the Adviser(s), as the investment manager, and clients.

Some of these potential conflicts of interest situations include, but are not limited to: (1) where Adviser (or an affiliate) manages assets or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such company may harm our (or an affiliate's) relationship with the company; (2) where an Employee of the Adviser (or an affiliate) has another coexisting fiduciary responsibility as in the case where an Employee is a Director of a public company that solicits the Adviser to vote a proxy; (3) where Adviser (or an affiliate) may have a business relationship, not with the company but with a proponent of a proxy proposal and where Adviser (or an affiliate) may manage assets for the proponent; or (4) where Adviser (or an affiliate) or any member of the Adviser involved in casting proxy ballots may have a personal interest in the outcome of a particular matter before shareholders.

Companies with which each Adviser has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which Adviser or its affiliates votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for Adviser's clients, our CCO shall regularly catalog companies with whom Adviser has significant business relationships.

If after reasonable consideration by the CCO it has been determined that a potential conflict of interest exists, the Managing Member and CCO will then consult with outside counsel in order to determine first if a conflict of interest in fact exists between the relevant Adviser and its client, and if they determine that a conflict exists, they or their designees will take the following steps to seek to resolve such conflict prior to voting any proxies relating to these Conflicted Companies.

          1. If the Proxy Administrator expects to vote the proxy of the Conflicted Company strictly according to the guidelines contained in these Proxy Voting Policies (the "Policies"), she will (i) inform the Managing Member and the CCO (or their designees) of that fact, (ii) vote the proxies and (iii) record the existence of the conflict and the resolution of the matter.

          2. If the Proxy Administrator intends to vote in a manner inconsistent with the guidelines contained herein or, if the issues raised by the proxy are not contemplated by these Policies, and the matters involved in such proxy could have a material economic impact on the client(s) involved, the Adviser will seek instruction on how the proxy should be voted from:

                    a.   The client;

                    b.   Legal counsel to the client; or

                    c. Legal counsel to the adviser (in situations where the Adviser acts as a sub-adviser to such adviser).

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision. If the client, legal counsel to the client or legal counsel to the Adviser as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its client's proxies would have a material adverse economic impact on the Advisers' clients' securities holdings in the Conflict Company, the Adviser may vote such proxies in order to protect its clients' interests. In either case, the Proxy Administrator will record the existence of the conflict and the resolution of the matter.

     G. REPORTING OF UNDUE INFLUENCE

Each member of the Adviser who casts proxy votes on behalf of the Adviser must notify the CCO or Proxy Administrator, of any direct, indirect or perceived improper influence made by anyone within Adviser or its affiliated entities with regard to how Adviser should vote proxies. The CCO will investigate the allegations and, after consultation with outside counsel, will take such actions to mitigate the issue and prevent occurrences as deemed necessary or appropriate, which may include notifying the CCO or Chief Executive Officer of the client.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                           UBS EUCALYPTUS FUND, L.L.C.
                         PORTFOLIO MANAGEMENT DISCLOSURE

Samuel D. Isaly and Sven Borho have served as the Fund's portfolio managers (the "Portfolio Managers") since the Fund commenced operations on November 22, 1999. As Portfolio Managers, Mr. Isaly and Mr. Borho are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Isaly, who is considered to be the Fund's portfolio management team leader, and Mr. Borho share responsibility and authority for managing the Fund's portfolio including the selection of the Fund's investments. While investment decisions for the Fund generally receive the prior approval of both Portfolio Managers, each is authorized to act independently of the other in making portfolio changes.

Mr. Isaly is the Managing Member of OrbiMed Advisors LLC ("OrbiMed"). He has been active in portfolio management since 1989 and has served as a portfolio manager at OrbiMed since 1998. Mr. Isaly has also served as President of the Eaton Vance Worldwide Health Sciences Portfolio since 2002, and as Director of Worldwide Healthcare Trust since 1995. Mr. Isaly received a Bachelor of Arts degree from Princeton University and a Masters of Science in Economics from the London School of Economics.

Mr. Borho is an equity owner of OrbiMed and has served as a portfolio manager at OrbiMed since 1998. He has previously served as a portfolio manager at other institutions since 1993. Mr. Borho studied business administration at Bayreuth University in Bayreuth, Germany and received a Masters of Science in Economics from the London School of Economics.

The Fund's Portfolio Managers manage multiple accounts in addition to the Fund, including other registered investment companies and other pooled investment vehicles (hedge funds).

The Portfolio Managers' goal is to provide high quality investment services to all of their clients, including the Fund. OrbiMed has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address conflicts associated with managing multiple accounts for multiple clients.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with respect to the allocation of investment transactions and the allocation of limited investment opportunities among accounts that the Portfolio Managers advise. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers could have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, the Portfolio Managers could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. Additionally, OrbiMed could be viewed as having a conflict of interest to the extent that its investment in other accounts is materially different than its investment in the Fund. Although the Portfolio Managers seek to allocate investment opportunities they believe to be appropriate for one or more of their accounts equitably and consistent with the best interests of all accounts involved, there can be no assurance that a particular investment opportunity will be allocated in any particular manner. UBS Eucalyptus Management, L.L.C., the Fund's investment adviser (the "Adviser"), periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts managed by the Portfolio Managers may have investment objectives and strategies that differ from those of the Fund, or they may differ from the Fund in terms of the degree of risk that each such account and the Fund are willing to bear. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

Most accounts managed by OrbiMed are charged performance fees. However, potential conflicts of interest exist to the extent that OrbiMed receives a performance-based advisory fee as to one account but not another, or performance-based advisory fees of differing amounts, because the Portfolio Managers could favor certain of the accounts subject to the performance fee, whether or not the performance of those accounts directly determines the Portfolio Managers' compensation.

The Portfolio Managers, who are each equity owners of OrbiMed, receive compensation comprised of a base partner draw, a partner's profit participation and certain retirement, insurance and other benefits. The base partner draw is fixed semi-annually and is paid throughout the year. The partner profit participation is a discretionary award determined annually by OrbiMed management, including each of the Fund's Portfolio Managers, based principally on a Portfolio Manager's overall responsibilities and performance. OrbiMed evaluates performance according to a Portfolio Manager's success in achieving portfolio objectives for all client accounts they oversee, including the Fund, and takes into account both current year and longer-term performance objectives. A Portfolio Manager's partner profit participation is also influenced by OrbiMed's overall operating performance and, therefore, may fluctuate from year to year depending on, among other factors, changes in OrbiMed's financial performance. The partner profit participation is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

SAMUEL D. ISALY

    REGISTERED INVESTMENT
        COMPANIES (1)                  POOLED ACCOUNTS             OTHER ACCOUNTS
-----------------------------   -----------------------------   -------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF    ASSETS
ACCOUNTS (2)   ASSETS MANAGED   ACCOUNTS (3)   ASSETS MANAGED    ACCOUNTS   MANAGED
------------   --------------   ------------   --------------   ---------   -------
      3        $1,120 million        24        $2,660 million       0         N/A

SVEN BORHO

    REGISTERED INVESTMENT
        COMPANIES (1)                  POOLED ACCOUNTS             OTHER ACCOUNTS
-----------------------------   -----------------------------   -------------------
  NUMBER OF                       NUMBER OF                     NUMBER OF    ASSETS
ACCOUNTS (2)   ASSETS MANAGED   ACCOUNTS (3)   ASSETS MANAGED    ACCOUNTS   MANAGED
------------   --------------   ------------   --------------   ---------   -------
      3        $1,120 million        24        $2,660 million       0         N/A

(1) Among the other registered investment companies managed by the Portfolio Managers is UBS Juniper Crossover Fund, L.L.C., for which UBS Alternative and Quantitative Investments LLC serves as managing member of the Adviser.

(2)  All of these accounts charge performance-based advisory fees.

(3) Of these accounts, 17 accounts with total assets of approximately $2,535 million charge performance-based advisory fees.

As equity owners of OrbiMed, which in turn is a member of the Adviser, the Portfolio Managers may be considered to have indirect ownership interests in the Adviser's Special Advisory Member Interest in the Fund. However, neither of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Eucalyptus Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          -----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          -----------------------------------------------
                          William Ferri, Principal Executive Officer

Date March 9, 2011


By (Signature and Title)* /s/ Robert Aufenanger
                          -----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date March 9, 2011

* Print the name and title of each signing officer under his or her signature.